Financial instruments - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of risk management strategy related to hedge accounting [line items]
Foreign exchange risk management	10.00%
Percentage of value at risk statistical assessment	95.00%
Net (losses) gains on derivative contracts excluding realized commodity contracts, before tax	$ (5,189)	$ 1,331	$ (8,377)
Hedging instrument, liability	11,830	27,342
Unrealized net (losses) gains related to assets and liabilities	$ 797	(449)
Commodity price risk
Disclosure of risk management strategy related to hedge accounting [line items]
Increase in interest rate risk	50.00%
Gain due to a 50% change in derivative contracts	$ 1,500	2,700
Average exposures due to a 50% change in derivative contracts	800	$ 2,500
Credit risk
Disclosure of risk management strategy related to hedge accounting [line items]
Credit exposure		25.00%
Cash flow hedges | Foreign exchange risk | Forward foreign exchange contracts
Disclosure of risk management strategy related to hedge accounting [line items]
Hedging instrument, liability	373	$ 828
Fair value hedges | Interest rate and currency swaps
Disclosure of risk management strategy related to hedge accounting [line items]
Hedging instrument, liability	1,441	2,191
Hedges of net investment in foreign operations | Foreign exchange risk
Disclosure of risk management strategy related to hedge accounting [line items]
Hedging instrument, liability	0	3,000
Trade payables
Disclosure of risk management strategy related to hedge accounting [line items]
Carrying amount of collateral held	1,404	1,648
Trade receivables
Disclosure of risk management strategy related to hedge accounting [line items]
Carrying amount of financial assets pledged as collateral for liabilities or contingent liabilities	$ 3,437	11,133
Floating interest rate
Disclosure of risk management strategy related to hedge accounting [line items]
Increase in interest rate risk	1.00%
Increase in income before taxation if there were a 1% increase in interest rates	$ 226	$ 234